SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	May 08, 2023
Capital Unit [Line Items]
Repurchase of shares, aggregate amount				$ 100.0
Number of shares repurchased (in shares)	1,252,657	0
Shares acquired, average cost per share (in USD per share)	$ 7.98
Shares repurchased	$ 10.0
Treasury stock (in shares)	2,347,752
Share repurchase program, remaining authorized, amount	$ 79.8
Shares issued (in shares)	47,060
Options exercised (in shares)	340,000
Common stock, shares outstanding (in shares)	144,502,927		145,708,524
Dividends declared (in USD per share)	$ 0.27
Dividend Reinvestment Plan (drip)
Capital Unit [Line Items]
Repurchase of shares, aggregate amount	$ 100.0